Shareholder Report	3 Months Ended	6 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		iShares Trust
Entity Central Index Key		0001100663
Entity Investment Company Type		N-1A
Document Period End Date		Jan. 31, 2025
C000069400
Shareholder Report [Line Items]
Trading Symbol		AOA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares Core Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.11%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,178,294,943	$ 2,178,294,943
Holdings Count | Holding	9	9
InvestmentCompanyPortfolioTurnover		2.00%
C000069397
Shareholder Report [Line Items]
Trading Symbol		AOK
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares Core Conservative Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.10%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 611,816,322	$ 611,816,322
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		2.00%
C000069399
Shareholder Report [Line Items]
Trading Symbol		AOR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares Core Growth Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.10%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,241,957,890	$ 2,241,957,890
Holdings Count | Holding	9	9
InvestmentCompanyPortfolioTurnover		2.00%
C000069398
Shareholder Report [Line Items]
Trading Symbol		AOM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares Core Moderate Allocation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.10%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,443,437,909	$ 1,443,437,909
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		2.00%
C000112640
Shareholder Report [Line Items]
Fund Name		iShares Morningstar Multi-Asset Income ETF
Trading Symbol		IYLD
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.25%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 112,674,009	$ 112,674,009
Holdings Count | Holding	13	13
InvestmentCompanyPortfolioTurnover		18.00%
C000231047
Shareholder Report [Line Items]
Fund Name		iShares ESG MSCI USA Min Vol Factor ETF
Trading Symbol		ESMV
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.18%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Nov. 02, 2021
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 8,591,281	$ 8,591,281
Holdings Count | Holding	154	154
InvestmentCompanyPortfolioTurnover		13.00%
C000099141
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Min Vol Factor ETF
Trading Symbol		USMV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 23,500,146,557	$ 23,500,146,557
Holdings Count | Holding	186	186
InvestmentCompanyPortfolioTurnover		11.00%
C000125223
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Momentum Factor ETF
Trading Symbol		MTUM
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 15,190,066,795	$ 15,190,066,795
Holdings Count | Holding	128	128
InvestmentCompanyPortfolioTurnover		79.00%
C000128677
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Quality Factor ETF
Trading Symbol		QUAL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 51,187,273,901	$ 51,187,273,901
Holdings Count | Holding	128	128
InvestmentCompanyPortfolioTurnover		10.00%
C000124960
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Size Factor ETF
Trading Symbol		SIZE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 324,100,770	$ 324,100,770
Holdings Count | Holding	593	593
InvestmentCompanyPortfolioTurnover		11.00%
C000124961
Shareholder Report [Line Items]
Fund Name		iShares MSCI USA Value Factor ETF
Trading Symbol		VLUE
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 7,169,655,629	$ 7,169,655,629
Holdings Count | Holding	153	153
InvestmentCompanyPortfolioTurnover		11.00%
C000245481
Shareholder Report [Line Items]
Fund Name		iShares LifePath Retirement ETF
Trading Symbol		IRTR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 13,212,649	$ 13,212,649
Holdings Count | Holding	15	15
InvestmentCompanyPortfolioTurnover		6.00%
C000245484
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2030 ETF
Trading Symbol		ITDB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 17,345,309	$ 17,345,309
Holdings Count | Holding	15	15
InvestmentCompanyPortfolioTurnover		6.00%
C000245485
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2035 ETF
Trading Symbol		ITDC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 23,790,880	$ 23,790,880
Holdings Count | Holding	15	15
InvestmentCompanyPortfolioTurnover		5.00%
C000245486
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2040 ETF
Trading Symbol		ITDD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 24,341,672	$ 24,341,672
Holdings Count | Holding	15	15
InvestmentCompanyPortfolioTurnover		5.00%
C000245487
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2045 ETF
Trading Symbol		ITDE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 23,495,040	$ 23,495,040
Holdings Count | Holding	14	14
InvestmentCompanyPortfolioTurnover		5.00%
C000245488
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2050 ETF
Trading Symbol		ITDF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 21,901,830	$ 21,901,830
Holdings Count | Holding	11	11
InvestmentCompanyPortfolioTurnover		5.00%
C000245489
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2055 ETF
Trading Symbol		ITDG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 15,554,026	$ 15,554,026
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		4.00%
C000245490
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2060 ETF
Trading Symbol		ITDH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 8,411,519	$ 8,411,519
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		4.00%
C000245482
Shareholder Report [Line Items]
Fund Name		iShares LifePath Target Date 2065 ETF
Trading Symbol		ITDI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number		1-800-474-2737
Additional Information Website		blackrock.com/fundreports
Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future results.
Performance Inception Date		Oct. 17, 2023
No Deduction of Taxes [Text Block]		Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 8,410,028	$ 8,410,028
Holdings Count | Holding	8	8
InvestmentCompanyPortfolioTurnover		4.00%
C000254668
Shareholder Report [Line Items]
Trading Symbol	ITDJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares LifePath Target Date 2070 ETF (the “Fund”) for the period of November 12, 2024 to January 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 2,007,593	$ 2,007,593
Holdings Count | Holding	7	7
InvestmentCompanyPortfolioTurnover	1.00%